TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Money Market Fund
TDAM Institutional Municipal Money Market Fund
TDAM Institutional U.S. Government Fund
TDAM Institutional Treasury Obligations Money Market Fund

(all share classes)

Supplement dated September 22, 2010 to the
Prospectus dated February 26, 2010

The section of the Prospectus entitled “SHAREHOLDER INFORMATION - Disclosure of Portfolio Holdings” is amended as follows:

The second and third sentences are replaced with the following:

Information about each Fund’s portfolio holdings will be published on the Portfolio Holdings section of the website (www.tdamusa.com) as of the end of each month, generally subject to a 5-day lag between the date of the information and the date on which the information is disclosed, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.  The Company also will publish on the website each Fund’s month-end top ten holdings, generally with a 30-day lag time.

Shareholders should retain this supplement for future reference.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Money Market Fund
TDAM Institutional Municipal Money Market Fund
TDAM Institutional U.S. Government Fund
TDAM Institutional Treasury Obligations Money Market Fund

(all share classes)

Supplement dated September 22, 2010 to the
Statement of Additional Information dated February 26, 2010, as supplemented to date

The section of the Statement of Additional Information entitled “Disclosure of Fund Holdings” is amended as follows:

The first and second sentences of the third paragraph are replaced with the following:

In accordance with the Policy and Rule 2a-7 under the Investment Company Act, information about each Fund’s portfolio holdings will be published on the Portfolio Holdings section of the TDAM website (www.tdamusa.com) as of the end of each month, generally subject to a 5-day lag between the date of the information and the date on which the information is disclosed.  The Company also will publish on the TDAM website each Fund’s month-end top ten holdings, generally with a 30-day lag time.

Shareholders should retain this supplement for future reference.